Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Taxes currently payable									$ 547	$ 797
Deferred income taxes									(633)	(904)
Income tax (benefit) expense	$ (62)	$ (20)	$ 22	$ (26)	$ (66)	$ (64)	$ (127)	$ 150	$ (86)	$ (107)